Initial Public Offering (Details)	Jul. 31, 2025 right $ / shares shares	Nov. 26, 2025 shares
Public right
Shareholder's Deficit [Line Items]
Number of rights | right	1
Class A
Shareholder's Deficit [Line Items]
Number of shares (in shares)	1
Number of securities issued per right (in shares)		0.1250
IPO | Class A
Shareholder's Deficit [Line Items]
Number of units sold (in shares)	20,000,000
Stock price (in dollars per share) | $ / shares	$ 10.00